Finance income and costs (Additional Information) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income [Abstract]
Finance income collected	€ 941	€ 868	€ 225